Stockholders’ Equity (Details) - USD ($)											2 Months Ended	12 Months Ended
	Dec. 16, 2024	Nov. 15, 2024	Oct. 18, 2024	Jun. 30, 2024	Jun. 17, 2024	Mar. 07, 2024	Mar. 04, 2024	Nov. 15, 2023	Nov. 13, 2023	Oct. 17, 2022	Dec. 31, 2023	Dec. 31, 2024	Jan. 15, 2024	Jan. 20, 2023
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized											1,000,000	1,000,000
Preferred stock, per value (in Dollars per share)											$ 0.0001	$ 0.0001
Exercised shares
Cash proceeds from the trust Account (in Dollars)								$ 36,383,179
Shares issued												260,000
Reclassified from noncontrolling interest (in Dollars)												$ 8,801,000
Shares issued for services												43,800
Grant date fair value (in Dollars per share)												$ 2.06
Share-based compensation expense (in Dollars)						$ 573,568
Vesting period												10 years
Over the next term												2 years 6 months
Accrued payables (in Dollars)												$ 260,000
Consultant fees (in Dollars)			$ 20,000
Cash (in Dollars)			$ 15,000									$ 8,000,000
Trading days			5 days
Withholding taxes shares												13,394
Intrinsic value (in Dollars)												$ 0
Warrant term													5 years
Aggregate gross purchase price (in Dollars)												$ 2,628,334
Common Stock individual shares					100,000
Repaid purchase business days												2 days
Resale of consummation business combination days												30 days
Class A Common Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)												$ 750,947
Warrant issued												1,200,000
Warrant term												2 years
Warrant exercise price per share (in Dollars per share)												$ 0.75
Fair value amount (in Dollars)												$ 981,826
Warrants vested outstanding amount (in Dollars)												$ 62,820
Common Stock [Member]
Stockholders’ Equity [Line Items]
Restricted stock												213,167
Number of commitment shares						440,000
Issued shares												2,230,000
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Aggregate gross purchase price (in Dollars)										$ 150,000,000
Sales value (in Dollars)												$ 2,000,000
Common stock effective rate												400.00%
Dividend rate												30.00%
Weighted average price of common stock, percentage												96.00%
Consecutive trading day												2 days
Commencing days after the business combination												3 days
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001
RSU’s [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)	$ 0.593
Vesting period	3 years	3 years
Vesting shares		35,000
Employees received shares												225,000
Number of award shares							30,000
Stock price (in Dollars per share)												$ 1.97
Restricted stock												266,333
HNRA [Member]
Stockholders’ Equity [Line Items]
Exercised shares								3,323,707
HNRA [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001
Non Redemption Agreement [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001
Cash proceeds from the trust Account (in Dollars)												$ 6,017,960
Reverse redemption									600,000
Redemption price per share (in Dollars per share)												$ 5
Redemption value (in Dollars)												$ 3,567,960
CEO [Member]
Stockholders’ Equity [Line Items]
Grant date fair value (in Dollars per share)												$ 1.8
Share-based compensation expense (in Dollars)												$ 108,000
CEO [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued												89,000
Issued fair value (in Dollars)												$ 900,000
CEO [Member] | RSU’s [Member]
Stockholders’ Equity [Line Items]
Employees received shares												50,000
Board of Directors [Member]
Stockholders’ Equity [Line Items]
Restricted stock	30,000
Board of Directors [Member] | RSU’s [Member]
Stockholders’ Equity [Line Items]
Shares issued							224,500
Vesting period							3 years
Vesting shares		112,500					112,000
Common Class A [Member]
Stockholders’ Equity [Line Items]
Shares issued				301,878
Rapid Purchase Notice [Member]
Stockholders’ Equity [Line Items]
Repaid purchase business days												2 days
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage					7.00%							7.00%
Founders [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued												20,000
Issued fair value (in Dollars)												$ 135,400
Consultant [Member]
Stockholders’ Equity [Line Items]
Shares issued												34,000
Issued fair value (in Dollars)												$ 32,200
Rhône Merchant House, Ltd [Member] | RSU’s [Member]
Stockholders’ Equity [Line Items]
Number of award shares							60,000
Rhône Merchant House, Ltd [Member] | Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage												7.00%
White Lion [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)												$ 10.86
Commitment fee (in Dollars)												$ 1,500,000
White Lion [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued												100,000
Loans Payable [Member]
Stockholders’ Equity [Line Items]
Grant date fair value (in Dollars per share)												$ 2.01
Share-based compensation expense (in Dollars)												$ 56,708
Common Class A [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding											5,235,131	10,323,205
Common stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001
Common stock, shares authorized											100,000,000	100,000,000
Exercised shares												1,300,000
Shares issued								134,500
Exercise price (in Dollars per share)								$ 6.77
Issued fair value (in Dollars)								$ 910,565
Share-based compensation expense (in Dollars)												$ 30,042
Recognized loss (in Dollars)												$ 76,000
Cash (in Dollars)			$ 5,000
Warrant exercise price per share (in Dollars per share)													$ 11.5	$ 11.5
Issued shares											5,235,131	10,323,205
Common Class A [Member] | RSU’s [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)												$ 2,778,991
Common Class A [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001
Common stock, shares authorized								100,000,000
Common Class A [Member] | CEO [Member]
Stockholders’ Equity [Line Items]
Shares issued												60,000
Common stock employee shares												75,000
Common Class A [Member] | Officer [Member]
Stockholders’ Equity [Line Items]
Shares issued												27,963
Common Class A [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Common stock option of purchase												235,000
Common Class A [Member] | CFO [Member]
Stockholders’ Equity [Line Items]
Common stock employee shares												50,000
Common Class A [Member] | Founders [Member]
Stockholders’ Equity [Line Items]
Shares issued for services								134,500
Fair value (in Dollars)								$ 910,565
Common Class A [Member] | Consultant [Member]
Stockholders’ Equity [Line Items]
Shares issued												75,000
Vesting period												3 years
Common Class A [Member] | White Lion [Member]
Stockholders’ Equity [Line Items]
Shares issued												138,122
Common Class A [Member] | Consultant [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)												$ 124,458
Common Class A [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Shares issued												200,000
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding											1,800,000	500,000
Common stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001
Common stock, shares authorized											20,000,000	20,000,000
Exercised shares												200,000
Sale of stock units												2,000,000
Issued shares											1,800,000	500,000
Class B Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001
Common stock, shares authorized								20,000,000
Class B Common Stock [Member] | OpCo Exchange Right [Member]
Stockholders’ Equity [Line Items]
Exercised shares												1,300,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Sale of stock units												2,230,000
Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized								121,000,000
Preferred Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized								1,000,000
Preferred stock, per value (in Dollars per share)								$ 0.0001
Non-Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding								3,006,250
Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding								4,509,403
OpCo Class B Units [Member]
Stockholders’ Equity [Line Items]
Exercised shares												200,000
Class A Common Stock Issuances [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)												$ 36,200
Class A Common Stock Options [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)												$ 2.02